                    ============================================================
                    INSURANCE
                    INVESTMENT
                    PRODUCTS TRUST
                    ============================================================
                    ANNUAL REPORT
                    ============================================================

                               December 31, 1995

TABLE OF CONTENTS
================================================================================

MANAGEMENT'S DISCUSSION AND ANALYSIS
OF FUND PERFORMANCE
   INTERNATIONAL GROWTH FUND  . . . . . . . . . . . . . . . . . . . . . . .    2
   GROWTH FUND  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    2
   AGGRESSIVE GROWTH FUND   . . . . . . . . . . . . . . . . . . . . . . . .    3
   INCOME EQUITY FUND   . . . . . . . . . . . . . . . . . . . . . . . . . .    3
   INTERMEDIATE FIXED INCOME FUND   . . . . . . . . . . . . . . . . . . . .    4
STATEMENTS OF NET ASSETS  . . . . . . . . . . . . . . . . . . . . . . . . .    5
STATEMENTS OF OPERATIONS  . . . . . . . . . . . . . . . . . . . . . . . . .   14
STATEMENTS OF CHANGES IN NET ASSETS . . . . . . . . . . . . . . . . . . . .   16
FINANCIAL HIGHLIGHTS  . . . . . . . . . . . . . . . . . . . . . . . . . . .   18
NOTES TO FINANCIAL STATEMENTS . . . . . . . . . . . . . . . . . . . . . . .   19
REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS  . . . . . . . . . . . . . . . . .   22
NOTICE TO SHAREHOLDERS  . . . . . . . . . . . . . . . . . . . . . . . . . .   23

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
================================================================================
Insurance Investment Products Trust -- December 31, 1995

INTERNATIONAL GROWTH FUND

Since the Fund's inception in February 1995, the Fund has produced a total return of 13.18%. Although not as strong as the U.S. markets, developed non-U.S. equity markets returned a respectable 11.2% as measured by the Morgan Stanley Capital International EAFE Index. The strength of the developed markets throughout 1995 came from Europe, as the Pacific region was negatively influenced by a poor Japanese economy. The Japanese market was impacted by the disastrous Kobe earthquake in the first quarter followed by a strengthening currency and a severe bank crisis toward the end of 1995. The majority of European markets followed Wall Street's lead to all-time record highs last year, as low inflation, excellent corporate profits, and little sign of slower growth influenced the markets.

         The Fund was well positioned throughout the year maintaining an underweight to Japan and a slight overweight to the better performing European markets. The Fund's stock selection was the largest contributor to performance for 1995, with strong results coming from the U.K. and France.




    AVERAGE ANNUAL TOTAL RETURN

  Annualized             Cumulative
 Inception to            Inception
    Date                  to Date
-----------------------------------
   14.85%                  13.18%


                                   [GRAPH]

A line graph depicting the total growth (including reinvestment of dividends and capital gains) of a hypothetical investment of $10,000 in the SEI Insurance Investment Products Trust International Growth Fund from February 28, 1995 through December 31, 1995 as compared with the growth of $10,000 investment in the Morgan Stanley Capital International EAFE Index, in US Dollars.



Initial Investment Date                            2/28/95         12/31/95
-----------------------------------------------------------        --------
Growth of $10,000 invested in the
  SEI Insurance Investment Products Trust
  International Growth Fund                         $10,000          $11,514

Growth of $10,000 invested in the
  Morgan Stanley Capital International
  EAFE Index, in U.S. Dollars                       $10,000          $11,594


For the period ended December 31, 1995. Past performance is no indication of future performance. Shares were offered beginning 2/10/95.




GROWTH FUND

Since the Fund's inception in February 1995, the Fund has produced a total return of 31.50%. The past year will go down as one of the best investment years in history. With the exception of retail stocks, most sectors provided investors with at least double-digit returns with technology, financial services and healthcare stocks providing the highest returns. Large capitalization stocks significantly outperformed small- and mid-capitalization stocks. Low inflation and controlled economic growth provided the ideal conditions for another year of strong corporate earnings.

         The Fund was consistently positioned throughout the year to take full advantage of the return provided by very large companies and the markets' strongest sectors (technology, financial services and healthcare). Many of the consumer companies also provided strong returns. One area of weakness for the Fund was its investments in the specialty retail sector. In all, it was a strong year for the Fund's return.


     AVERAGE ANNUAL TOTAL RETURN

  Annualized             Cumulative
 Inception to            Inception
    Date                  to Date
-----------------------------------
   35.49%                  31.50%



                                   [GRAPH]

A line graph depicting the total growth (including reinvestment of dividends and capital gains) of a hypothetical investment of $10,000 in the SEI Insurance Investment Products Trust Growth Fund from February 28, 1995 through December 31, 1995 as compared with the growth of $10,000 investment in the S & P 500 Composite Index, Frank Russell 2000 Growth Index, and the Wilshire Small Growth Index.



Initial Investment Date                            2/28/95         12/31/95
-----------------------------------------------------------        --------
Growth of $10,000 invested in the
  SEI Insurance Investment Products Trust
  Growth Fund                                      $10,000          $13,026

Growth of $10,000 invested in the
  S&P 500 Composite Index                          $10,000          $12,907

Growth of $10,000 invested in the
  Frank Russell 2000 Growth Index                  $10,000          $12,784

Growth of $10,000 invested in the
  Wilshire Small Growth Index                      $10,000          $12,993


For the period ended December 31, 1995. Past performance is no indication of future performance. Shares were offered beginning 2/10/95.

================================================================================

AGGRESSIVE GROWTH FUND

Since the Fund's inception in February 1995, the Fund has produced a total return of 42.87%. Calling 1995 a positive return period for U.S. financial assets, and growth stocks in particular, would be a significant understatement. Stabilization of the federal deficit, record levels of non-financial corporate profitability and cash flow, relatively low costs of labor and capital, benign levels of inflation and interest rates, and superior relative earnings gains for growth stocks were all significant contributors to investment returns. The Fund's strong performance this year can be attributed to the performance of certain stocks in the health care and technology sectors. In addition, semiconductor and medical device companies with strong earnings continued to gain momentum throughout the year.


    AVERAGE ANNUAL TOTAL RETURN

  Annualized             Cumulative
 Inception to            Inception
    Date                  to Date
-----------------------------------
   48.30%                  42.87%


                                   [GRAPH]

A line graph depicting the total growth (including reinvestment of dividends and capital gains) of a hypothetical investment of $10,000 in the SEI Insurance Investment Products Trust Aggressive Growth Fund from February 28, 1995 through December 31, 1995 as compared with the growth of $10,000 investment in the S & P/BARRA Growth Index.


Initial Investment Date                            2/28/95         12/31/95
-----------------------------------------------------------        --------
Growth of $10,000 invested in the
  SEI Insurance Investment Products Trust
  Aggressive Growth Fund                           $10,000          $14,374

Growth of $10,000 invested in the
  S&P/BARRA Growth Index                           $10,000          $12,971


For the period ended December 31,1995. Past performance is no indication of future performance. Shares were offered beginning 2/10/95.




INCOME EQUITY FUND

Since the Fund's inception in February 1995, the Fund has produced a total return of 30.30%. The strong return for the Fund can be attributed to strong stock selection within the financial services, utilities and retail sectors.In particular, the merger and acquisition activity within the banking industry helped to push the group higher during the year. The dominance of the financial services industry in the market outlasted even the highly publicized technology rally. However, when technology began to show signs of weakness in the latter half of the third quarter, investors moved into the higher quality defensive issues like electric and gas utilities. Strong performances by Sears Roebuck and Rite Aid helped the portfolio's relative return vs. the generally poor retail sector in 1995. In addition, Citicorp's banner year was dominant in the banking sector as the Fund's position in the stock contributed positively to the return over the time period. The Fund's strategy insures consistent and relatively neutral economic sector weightings relative to a representative large capitalization value benchmark. As a result, consistent style exposure within the large capitalization value universe is controlled while added value to the portfolio comes directly from active stock selection decisions.


    AVERAGE ANNUAL TOTAL RETURN

  Annualized             Cumulative
 Inception to            Inception
    Date                  to Date
-----------------------------------
   34.14%                  30.30%


                                   [GRAPH]

A line graph depicting the total growth (including reinvestment of dividends and capital gains) of a hypothetical investment of $10,000 in the SEI Insurance Investment Products Trust Income Equity Fund from February 28, 1995 through December 31, 1995 as compared with the growth of $10,000 investment in the S & P 500 Composite Index and the S & P/BARRA Value Index.


Initial Investment Date                            2/28/95         12/31/95
-----------------------------------------------------------        --------
Growth of $10,000 invested in the
  SEI Insurance Investment Products Trust
  Income Equity Fund                               $10,000          $12,997

Growth of $10,000 invested in the
  S&P 500 Composite Index                          $10,000          $12,907

Growth of $10,000 invested in the
  S&P/BARRA Value Index                            $10,000          $12,839


For the period ended December 31,1995. Past performance is no indication of future performance. Shares were offered beginning 2/10/95.

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
================================================================================

INTERMEDIATE FIXED INCOME FUND

Since the Fund's inception in February 1995, the Fund has produced a total return of 15.67%. The Fund's maintenance of a longer duration posture throughout the year benefited performance as yield levels fell significantly across the entire maturity spectrum, with yield levels on 30-year Treasury
Bonds closing the year below 6%. Bonds continued their year-long climb amid signs of low inflation and contained growth, with investors anticipating that the conservative easing policy initiated by the Federal Reserve in February will continue. However, the Fund's significant underweight to corporate securities detracted from period results.Corporate issues were the best performing broad market sector on the strength of optimistic revenue outlooks for U.S. companies and a strong investor demand for high-yielding alternatives to mortgage securities. The Lehman Corporate Index gained 22.25% during calendar year 1995, outperforming both the mortgage and government sector returns by 5.45% and 3.91%, respectively.


     AVERAGE ANNUAL TOTAL RETURN

  Annualized             Cumulative
 Inception to            Inception
    Date                  to Date
-----------------------------------
   17.65%                  15.67%


                                   [GRAPH]

A line graph depicting the total growth (including reinvestment of dividends and capital gains) of a hypothetical investment of $10,000 in the SEI Insurance Investment Products Trust Intermediate Fixed Income Fund from February 28, 1995 through December 31, 1995 as compared with the growth of $10,000 investment in the Lehman Aggregate Bond Index.



Initial Investment Date                            2/28/95         12/31/95
-----------------------------------------------------------        --------
Growth of $10,000 invested in the
  SEI Insurance Investment Products Trust
  Intermediate Fixed Income Fund                   $10,000          $11,424

Growth of $10,000 invested in the
  Lehman Aggregate Bond Index                      $10,000          $11,348


For the period ended December 31, 1995. Past performance is no indication of future performance. Shares were offered beginning 2/10/95.

STATEMENT OF NET ASSETS
================================================================================
Insurance Investment Products Trust -- December 31, 1995

INTERNATIONAL GROWTH FUND
--------------------------------------------------------------------------------
                                                                          Market
Description                                                Shares          Value
--------------------------------------------------------------------------------
FOREIGN COMMON STOCKS -- 97.0%
AUSTRALIA -- 4.5%
   Australian & New Zealand Bank                            3,000      $  14,065
   Caltex Australia                                         2,500          9,863
   National Australia Bank                                  1,900         17,082
   Westpac Banking                                          3,600         15,942
                                                                       ---------
                                                                          56,952
                                                                       ---------
CANADA -- 3.0%
   Bank of Montreal                                           300          6,813
   Canadian Imperial Bank of Commerce                         400         11,905
   Imasco Holdings                                            600         11,648
   Royal Bank of Canada                                       300          6,841
                                                                       ---------
                                                                          37,207
                                                                       ---------
FRANCE -- 11.5%
   CGIP                                                        50          9,684
   Christian Dior                                             150         16,198
   Cie de Saint Gobain                                        100         11,085
   Elf Aquitaine                                              200         14,758
   Elf Gabon                                                   50          8,784
   GTM Entrepose                                              104          7,306
   Interbail                                                  100          5,400
   Marine Wendel                                              100          7,322
   Nord Est                                                   400          9,277
   Peugeot                                                     50          6,606
   Poliet-ex Lambert Freres                                   100          8,136
   Saint Louis Bouchon                                         50         13,294
   Total Compaigne, Class B                                   250         16,899
   Usinor Sacilor*                                            750          9,832
                                                                       ---------
                                                                         144,581
                                                                       ---------
GERMANY -- 4.6%
   BASF                                                        50         11,273
   Bayer                                                       50         13,290
   Hoechst                                                     50         13,612
   Veba                                                       450         19,286
                                                                       ---------
                                                                          57,461
                                                                       ---------
HONG KONG -- 3.5%
   HSBC Holdings                                            1,600         24,211
   Jardine International Motor                              8,000          9,105
   Lai Sun Garment                                         11,000         10,670
                                                                       ---------
                                                                          43,986
                                                                       ---------
ITALY -- 1.3%
   Comau Finanziaria                                        3,100          3,423
   STET D Risp                                              3,800          7,768
   STET-Societa Finanziara Telefonica                       2,000          5,666
                                                                       ---------
                                                                          16,857
                                                                       ---------
JAPAN -- 32.2%
   Catena                                                   1,000         13,563
   Chiyoda Fire & Marine                                    2,000         11,432
   Cosmo Oil                                                2,000         10,928
   Daikyo                                                   2,000         14,920
   Daito Trust Construction                                 1,000         11,820
   Fuji Photo Film                                          1,000         28,870
   Hitachi                                                  2,000         20,151
   Honda Motor                                              1,000         20,636
   Jaccs                                                    1,000         10,366
   KOA                                                      2,000         12,246
   Kyushu Electric Power                                    1,000         23,639
   Long Term Credit Bank                                    2,000         17,051
   Matsushita Electric                                      1,000         16,276
   Mitsui Marine & Fire                                     2,000         14,261
   Mitsui Trust & Banking                                   1,000         10,948
   Nippondenso                                              1,000         18,698
   Nippon Shinpan                                           2,000         15,113
   Nissan Fire & Marine Insurance                           2,000         14,028
   Nissan Motors                                            2,000         15,365
   Pioneer Electronics                                      1,000         18,310
   Renown Look*                                             2,000         11,335
   Sakura Bank                                              1,000         12,691
   Sekisui House                                            1,000         12,788
   Showa Shell Sekiyo                                       1,000          8,380
   Sumitomo Realty & Development                            1,000          7,072
   Tohoku Electric Power                                      500         12,062
   Toshiba                                                  2,000         15,675
   Toyota Tsusho                                            1,000          6,452
                                                                       ---------
                                                                         405,076
                                                                       ---------
MALAYSIA -- 5.3%
   Arab-Malaysian Merchant Bank                             1,000         11,421
   Edaran Otomobil                                          1,000          7,522
   Malaysian Airline System                                 3,000          9,747
   MBF Capital                                             11,000         11,133
   Oriental Holdings                                        2,000         10,161
   Rashid Hussain                                           3,000          8,979
   Sime Darby Malaysia                                      3,000          7,975
                                                                       ---------
                                                                          66,938
                                                                       ---------
NETHERLANDS -- 6.0%
   ABN-Amro Holdings                                          411         18,759
   European Vinyls                                            300          7,811
   Hoogovens & Staalf                                         300         10,059
   International Nederlanden                                  307         20,548
   KPN                                                        521         18,965
                                                                       ---------
                                                                          76,142
                                                                       ---------
NEW ZEALAND -- 0.8%
   Lion Nathan                                              4,100          9,780
                                                                       ---------
NORWAY -- 0.8%
   Den Norske Bank, Class B                                 3,700          9,716
                                                                       ---------

STATEMENT OF NET ASSETS
================================================================================
Insurance Investment Products Trust -- December 31, 1995

INTERNATIONAL GROWTH FUND
--------------------------------------------------------------------------------
                                                           Shares/     Market
Description                                              Face Amount    Value
--------------------------------------------------------------------------------
SPAIN -- 1.3%
   Telefonica de Espana                                     1,200     $   16,627
                                                                      ----------
SWEDEN -- 2.3%
   SSAB, Class B                                              800          8,081
   Stora Kopparberg, Class B                                1,000         11,986
   Sydkraft, Class C                                          500          8,896
                                                                      ----------
                                                                          28,963
                                                                      ----------
SWITZERLAND -- 6.0%
   Ciba Geigy                                                  20         17,621
   CS Holdings                                                 80          8,212
   Elektrowatt, Class B                                        40         14,653
   Roche Holdings                                               3         23,763
   Schweizerische Ruckversicherungs                            10         11,596
                                                                      ----------
                                                                          75,845
                                                                      ----------
UNITED KINGDOM -- 13.9%
   Anglian Water                                            1,400         13,154
   British Gas                                              3,700         14,595
   British Steel                                            4,600         11,627
   General Accident                                         1,000         10,110
   Guardian Royal Exchange                                  3,900         16,717
   Hanson                                                   3,700         11,062
   National Westminster Bank                                1,700         17,135
   RJB Mining                                               2,000         17,021
   Royal Insurance                                          2,400         14,238
   South West Water                                         1,500         12,160
   Sun Alliance Group                                       2,000         11,601
   Tesco                                                    3,000         13,838
   Yorkshire Water                                          1,300         11,912
                                                                      ----------
                                                                         175,170
                                                                      ----------
Total Foreign Common Stocks
   (Cost $1,124,197)                                                   1,221,301
                                                                      ----------
FOREIGN PREFERRED STOCKS -- 0.7%
AUSTRALIA -- 0.7%
   Newscorp                                                 2,000          9,347
                                                                      ----------
Total Foreign Preferred Stocks
   (Cost $7,522)                                                           9,347
                                                                      ----------
REPURCHASE AGREEMENT -- 0.0%
   Lehman Brothers
      5.540%, dated 12/29/95, matures
      01/02/96, repurchase price $503
      (collateralized by a U.S. Treasury
      Note, 5.625%, due 10/31/97, par
      value  $509, market value $518)                        $503            503
                                                                      ----------
Total Repurchase Agreement
   (Cost $503)                                                               503
                                                                      ----------

--------------------------------------------------------------------------------
                                                                       Market
Description                                                Shares       Value
--------------------------------------------------------------------------------
Total Investments -- 97.7%
   (Cost $1,132,222)                                                  $1,231,151
                                                                      ----------

OTHER ASSETS AND LIABILITIES -- 2.3%
   Other Assets and Liabilities, Net                                      28,372
                                                                      ----------

NET ASSETS:
   Portfolio shares (unlimited
      authorization -- no par value)
      based on 115,613 outstanding shares
      of beneficial interest                                           1,158,678
   Accumulated net realized gain on
      investments                                                          2,260
   Accumulated net realized loss on
      forward foreign currency contracts
      and foreign currency transactions                                     (609)
   Net unrealized appreciation of
      investments                                                         98,929
   Net unrealized depreciation of
      forward foreign currency contracts,
      foreign currency and translation
      of other assets and liabilities in
      foreign currencies                                                    (130)
   Undistributed net investment income                                       395
                                                                      ----------
Total Net Assets -- 100.0%                                            $1,259,523
                                                                      ==========

   Net Asset Value, Offering Price and
      Redemption Price Per Share                                      $    10.89
                                                                      ==========

* Non-income producing security


GROWTH FUND

COMMON STOCK -- 96.4%

AIRCRAFT -- 1.8%
   Allied Signal                                              580     $   27,550
                                                                      ----------
AUTOMOTIVE -- 0.9%
   Magna International, Class A                               330         14,272
                                                                      ----------
BANKS -- 0.4%
   Citicorp                                                   100          6,725
                                                                      ----------
BROADCASTING, NEWSPAPERS
   & ADVERTISING -- 4.4%
   Cox Communications*                                      1,140         22,230
   Liberty Media Group*                                       590         15,856
   Tele-Communications, Class A*                            1,460         29,018
                                                                      ----------
                                                                          67,104
                                                                      ----------
CHEMICALS -- 4.4%
   Monsanto                                                   260         31,850
   Morton International                                       500         17,938
   Rohm & Haas                                                270         17,381
                                                                      ----------
                                                                          67,169
                                                                      ----------

================================================================================

--------------------------------------------------------------------------------
                                                                       Market
Description                                                Shares       Value
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT -- 3.0%
   DSC Communications*                                        300     $   11,062
   ITT*                                                       175          9,275
   ITT Industries*                                            175          4,200
   Motorola                                                   220         12,540
   Nokia, Class A,  ADR                                       250          9,719
                                                                      ----------
                                                                          46,796
                                                                      ----------
COMPUTERS & SERVICES -- 5.4%
   Cisco Systems*                                             540         40,297
   Compaq Computer*                                           840         40,320
   Silicon Graphics*                                          100          2,750
                                                                      ----------
                                                                          83,367
                                                                      ----------
DRUGS -- 8.7%
   Amgen*                                                     430         25,531
   Merck                                                      840         55,230
   Pfizer                                                     850         53,550
                                                                      ----------
                                                                         134,311
                                                                      ----------
ENTERTAINMENT -- 2.5%
   Walt Disney                                                650         38,350
                                                                      ----------
FINANCIAL SERVICES -- 7.6%
   Federal Home Loan Mortgage                                 390         32,565
   Federal National Mortgage Association                      175         21,722
   ITT Hartford Group*                                         75          3,628
   Merrill Lynch                                              200         10,200
   Travelers                                                  780         49,043
                                                                      ----------
                                                                         117,158
                                                                      ----------
FOOD, BEVERAGE & TOBACCO -- 10.7%
   Coca Cola                                                  350         25,987
   PepsiCo                                                  1,120         62,580
   Philip Morris                                              830         75,115
                                                                      ----------
                                                                         163,682
                                                                      ----------
GAS/NATURAL GAS -- 1.3%
   Enron                                                      510         19,444
                                                                      ----------
HOUSEHOLD PRODUCTS -- 4.2%
   Colgate-Palmolive                                          430         30,208
   Gillette                                                   650         33,881
                                                                      ----------
                                                                          64,089
                                                                      ----------
INSURANCE -- 9.4%
   American International Group                               420         38,850
   General Re                                                 170         26,350
   Healthsource*                                              420         15,120
   NAC Re                                                     485         17,460
   PMI Group                                                  500         22,625
   United Healthcare                                          370         24,235
                                                                      ----------
                                                                         144,640
                                                                      ----------
MACHINERY -- 3.4%
   General Electric                                           580         41,760
   General Instrument*                                        450         10,519
                                                                      ----------
                                                                          52,279
                                                                      ----------
MEDICAL PRODUCTS & SERVICES -- 2.1%
   Columbia/HCA Healthcare                                    640         32,480
                                                                      ----------
MISCELLANEOUS BUSINESS SERVICES -- 5.8%
   3Com*                                                      230         10,724
   DST Systems*                                               400         11,400
   First Data                                                 100          6,687
   Informix*                                                  640         19,200
   Oracle Systems*                                            965         40,892
                                                                      ----------
                                                                          88,903
                                                                      ----------
RAILROADS -- 1.4%
   Burlington Northern Santa Fe                               190         14,820
   Union Pacific                                              110          7,260
                                                                      ----------
                                                                          22,080
                                                                      ----------
RETAIL -- 7.3%
   Autozone*                                                  190          5,486
   Federated Department Stores*                               250          6,875
   Home Depot                                               1,000         47,875
   Lowes                                                      600         20,100
   McDonald's                                                 700         31,588
                                                                      ----------
                                                                         111,924
                                                                      ----------
SEMI-CONDUCTORS/INSTRUMENTS -- 5.1%
   Applied Materials*                                         410         16,144
   Intel                                                      940         53,345
   National Semiconductor*                                    400          8,900
                                                                      ----------
                                                                          78,389
                                                                      ----------
TELEPHONES & TELECOMMUNICATION -- 6.6%
   Airtouch Communications*                                 1,140         32,205
   AT&T                                                     1,070         69,282
                                                                      ----------
                                                                         101,487
                                                                      ----------
Total Common Stock
   (Cost $1,196,659)                                                   1,482,199
                                                                      ----------
Total Investments -- 96.4%
   (Cost $1,196,659)                                                   1,482,199
                                                                      ----------

STATEMENT OF NET ASSETS
================================================================================
Insurance Investment Products Trust -- December 31, 1995

GROWTH FUND
--------------------------------------------------------------------------------
                                                                       Market
Description                                                Shares       Value
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 3.6%
   Other Assets and Liabilities, Net                                  $   54,812
                                                                      ----------

NET ASSETS:
   Portfolio shares (unlimited authorization-no par value) based on 121,300 outstanding shares of
      beneficial interest                                              1,237,245
   Accumulated net realized gain on
      investments                                                         14,230
   Net unrealized appreciation of
      investments                                                        285,540
   Distributions in excess of net
      investment income                                                       (4)
                                                                      ----------
Total Net Assets -- 100.0%                                            $1,537,011
                                                                      ==========

   Net Asset Value, Offering Price and
      Redemption Price Per Share                                      $    12.67
                                                                      ==========

* Non-income producing security
ADR American Depository Receipt


AGGRESSIVE GROWTH FUND

COMMON STOCK -- 97.5%

AIR TRANSPORTATION -- 0.8%
   Atlas Air*                                                 400     $    6,700
                                                                      ----------
APPAREL/TEXTILES -- 4.9%
   Nautica Enterprises*                                       300         13,125
   St. John Knits                                             200         10,625
   Tommy Hilfiger*                                            400         16,950
                                                                      ----------
                                                                          40,700
                                                                      ----------
AUTOMOTIVE -- 0.8%
   Allen Group                                                300          6,712
                                                                      ----------
BROADCASTING, NEWSPAPERS
   & ADVERTISING -- 1.6%
   Clear Channel Communications*                              300         13,237
                                                                      ----------
COMMUNICATIONS EQUIPMENT -- 4.8%
   Comverse Technology*                                       300          6,000
   DSP Communications*                                        200          8,725
   Kemet*                                                     400          9,550
   Microcom*                                                  300          7,800
   Ultratech Stepper*                                         300          7,725
                                                                      ----------
                                                                          39,800
                                                                      ----------
COMPUTERS & SERVICES -- 7.6%
   Alantec*                                                   200         11,650
   Electroglas                                                400          9,800
   Hyperion Software*                                         600         12,750
   Optical Data Systems*                                      200          5,050
   StorMedia*                                                 300         10,950
   S3*                                                        500          8,812
   Transaction Systems Architects,
      Class A*                                                100          3,370
                                                                      ----------
                                                                          62,382
                                                                      ----------
DRUGS -- 1.7%
   Idexx Laboratories*                                        300         14,100
                                                                      ----------
ENTERTAINMENT -- 1.6%
   Regal Cinemas*                                             450         13,387
                                                                      ----------
ENVIRONMENTAL SERVICES -- 1.8%
   United Waste Systems*                                      400         14,900
                                                                      ----------
INSURANCE -- 3.7%
   Compdent*                                                  300         12,450
   Phycor*                                                    350         17,697
                                                                      ----------
                                                                          30,147
                                                                      ----------
MACHINERY -- 6.3%
   FSI International*                                         400          8,100
   Gasonics International*                                    400          5,400
   Helix Technology                                           200          7,900
   Input/Output*                                              200         11,550
   MSC Industrial Direct*                                     200          5,500
   Zebra Technologies, Class A*                               400         13,600
                                                                      ----------
                                                                          52,050
                                                                      ----------
MEASURING DEVICES -- 4.4%
   Cognex*                                                    600         20,850
   Credence Systems*                                          300          6,863
   Epic Design Technology                                     400          8,400
                                                                      ----------
                                                                          36,113
                                                                      ----------
MEDICAL PRODUCTS & SERVICES -- 3.7%
   Gulf South Medical Supply*                                 400         12,100
   MedPartners/Mullikin*                                      200          6,600
   Physician Reliance Network*                                300         11,925
                                                                      ----------
                                                                          30,625
                                                                      ----------
MISCELLANEOUS BUSINESS SERVICES -- 14.8%
   Acxiom*                                                    400         10,950
   Alternative Resources*                                     200          6,050
   Cambridge Technology Partners*                             300         17,250
   Davidson & Associates*                                     200          4,400
   Electronics For Imaging*                                   400         17,500
   McAfee Associates*                                         350         15,356
   Medic Computer Systems*                                    100          6,050
   National Data                                              200          4,950
   Netmanage*                                                 300          6,975
   Project Software & Development*                            300         10,463
   Rational Software*                                         400          8,950
   Remedy*                                                    100          5,925
   Shiva*                                                     100          7,275
                                                                      ----------
                                                                         122,094
                                                                      ----------

================================================================================

--------------------------------------------------------------------------------
                                                                       Market
Description                                                Shares       Value
--------------------------------------------------------------------------------
MISCELLANEOUS CONSUMER SERVICES -- 4.8%
   Accustaff*                                                 400     $   17,600
   Corrections Corporation of America*                        600         22,275
                                                                      ----------
                                                                          39,875
                                                                      ----------
MISCELLANEOUS MANUFACTURING -- 2.0%
   Blyth Industries*                                          400         11,800
   Cable Design Technologies*                                 100          4,400
                                                                      ----------
                                                                          16,200
                                                                      ----------
PRINTING & PUBLISHING -- 1.5%
   Gartner Group, Class A*                                    250         11,969
                                                                      ----------
PROFESSIONAL SERVICES -- 1.1%
   Tetra Tech*                                                400          9,100
                                                                      ----------
RAILROADS -- 0.8%
   Wisconsin Central Transportation*                          100          6,575
                                                                      ----------
REAL ESTATE -- 0.8%
   Amresco                                                    500          6,375
                                                                      ----------
REPAIR SERVICES -- 0.8%
   Oxford Resources, Class A*                                 300          6,750
                                                                      ----------
RETAIL -- 10.3%
   Boston Chicken*                                            400         12,850
   CDW Computer Centers*                                      200          8,100
   Corporate Express*                                         350         10,544
   Discount Auto Parts*                                       300          9,338
   Express Scripts*                                           200         10,200
   General Nutrition*                                         100          2,300
   Omnicare                                                   300         13,425
   Papa John's International*                                 200          8,237
   Sunglass Hut International*                                400          9,500
                                                                      ----------
                                                                          84,494
                                                                      ----------
SEMI-CONDUCTORS/INSTRUMENTS -- 3.4%
   Actel*                                                     500          5,375
   Burr-Brown*                                                300          7,650
   Integrated Process Equipment*                              200          4,700
   Sanmina*                                                   200         10,375
                                                                      ----------
                                                                          28,100
                                                                      ----------
TELEPHONES & TELECOMMUNICATION -- 4.7%
   Aspect Telecommunications*                                 300         10,050
   Cidco*                                                     200          5,100
   Coherent Communications Systems*                           400          7,700
   LCI International*                                         400          8,200
   Vtel*                                                      400          7,400
                                                                      ----------
                                                                          38,450
                                                                      ----------
TESTING LABORATORIES -- 2.0%
   Quintiles Transnational*                                   400         16,400
                                                                      ----------
TRANSPORTATION SERVICES -- 1.5%
   Fritz*                                                     300         12,450
                                                                      ----------
WHOLESALE -- 5.3%
   Global Village Communication*                              300          5,813
   INSO*                                                      200          8,500
   Physician Sales & Services*                                700         19,950
   U.S. Office Products*                                      400          9,100
                                                                      ----------
                                                                          43,363
                                                                      ----------
Total Common Stock
   (Cost $633,130)                                                       803,048
                                                                      ----------

REPURCHASE AGREEMENT -- 4.4%
   Lehman Brothers
      5.540%, dated 12/29/95, matures
      01/02/96, repurchase price
      $36,479 (collateralized by U.S.
      Treasury Note, 5.625%, due
      10/31/97, par value $36,953,
      market value $37,550)                               $36,457         36,457
                                                                      ----------
Total Repurchase Agreement
   (Cost $36,457)                                                         36,457
                                                                      ----------
Total Investments -- 101.9%
   (Cost $669,587)                                                       839,505
                                                                      ----------
OTHER ASSETS AND LIABILITIES -- (1.9)%
   Other Assets and Liabilities, Net                                     (15,791)
                                                                      ----------

NET ASSETS:
   Portfolio shares (unlimited
      authorization-no par value) based
      on 63,125 outstanding shares of
      beneficial interest                                                640,758
   Net unrealized appreciation of
      investments                                                        169,918
   Undistributed net investment income                                    13,038
                                                                      ----------

Total Net Assets -- 100.0%                                            $  823,714
                                                                      ==========

   Net Asset Value, Offering Price and
      Redemption Price Per Share                                      $    13.05
                                                                      ==========

* Non-income producing security

STATEMENT OF NET ASSETS
================================================================================
Insurance Investment Products Trust -- December 31, 1995

INCOME EQUITY FUND
--------------------------------------------------------------------------------
                                                                       Market
Description                                                Shares       Value
--------------------------------------------------------------------------------
COMMON STOCK -- 98.5%
AEROSPACE & DEFENSE -- 2.3%
   Litton Industries*                                         150     $    6,675
   Loral                                                      200          7,075
   Raytheon                                                   300         14,175
   Rockwell International                                     150          7,931
                                                                      ----------
                                                                          35,856
                                                                      ----------
AIR TRANSPORTATION -- 0.6%
   AMR*                                                        75          5,569
   Delta Air Lines                                             50          3,694
                                                                      ----------
                                                                           9,263
                                                                      ----------
AIRCRAFT -- 2.0%
   Lockheed Martin                                            100          7,900
   McDonnell Douglas                                          250         23,000
                                                                      ----------
                                                                          30,900
                                                                      ----------
ALUMINUM -- 0.7%
   Aluminum Company of America                                150          7,931
   Reynolds Metals                                             50          2,831
                                                                      ----------
                                                                          10,762
                                                                      ----------
APPAREL/TEXTILES -- 0.3%
   Springs Industries, Class A                                100          4,138
                                                                      ----------
AUTOMOTIVE -- 4.4%
   Chrysler                                                   200         11,075
   Dana                                                       150          4,388
   Eaton                                                      200         10,725
   Ford Motor                                                 650         18,850
   General Motors                                             350         18,506
   Paccar                                                     100          4,212
                                                                      ----------
                                                                          67,756
                                                                      ----------
BANKS -- 14.8%
   Ahmanson H F                                               350          9,275
   Bank of Boston*                                            150          6,938
   Bankamerica                                                350         22,662
   Chase Manhattan                                            100          6,063
   Chemical Banking                                           450         26,437
   Citicorp                                                   200         13,450
   First Chicago NBD                                          500         19,750
   First Interstate Bancorp                                   100         13,650
   First Union                                                300         16,688
   Nationsbank                                                400         27,850
   Republic New York                                          150          9,319
   Southtrust                                                 450         11,531
   Star Banc                                                  100          5,950
   Union Bank                                                 100          5,425
   Union Planters                                             350         11,156
   Wells Fargo                                                100         21,600
                                                                      ----------
                                                                         227,744
                                                                      ----------
BUSINESS SERVICES -- 0.6%
   Pittston Services                                          300          9,413
                                                                      ----------
CHEMICALS -- 3.6%
   Dow Chemical                                               225         15,834
   Eastman Chemical                                           225         14,091
   Lyondell Petrochemical                                     150          3,431
   Union Carbide                                              400         15,000
   Wellman                                                    300          6,825
                                                                      ----------
                                                                          55,181
                                                                      ----------
COMMUNICATIONS EQUIPMENT -- 1.2%
   Harris                                                     150          8,194
   Sprint                                                     250          9,969
                                                                      ----------
                                                                          18,163
                                                                      ----------
COMPUTERS & SERVICES -- 3.6%
   IBM                                                        450         41,288
   Seagate Technology                                         100          4,750
   Sun Microsystems                                           200          9,125
                                                                      ----------
                                                                          55,163
                                                                      ----------
CONSTRUCTION -- 0.6%
   Vulcan Materials                                           150          8,644
                                                                      ----------
CONSUMER - APPLIANCE -- 0.3%
   Black & Decker                                             150          5,288
                                                                      ----------
CONSUMER - LEISURE -- 0.3%
   Outboard Marine                                            200          4,075
                                                                      ----------
DRUGS -- 2.0%
   Bristol-Myers Squibb                                       350         30,056
                                                                      ----------
ELECTRICAL UTILITIES -- 9.3%
   Baltimore Gas & Electric                                   200          5,700
   Central & South West                                       250          6,969
   Consolidated Edison of New York                            400         12,800
   Detroit Edison                                             350         12,075
   DQE                                                        400         12,300
   Entergy                                                    400         11,700
   General Public Utilities                                   400         13,600
   Peco Energy                                                350         10,544
   Pinnacle West Capital                                      500         14,375
   Public Service Enterprise                                  300          9,187
   SCE                                                        650         11,538
   Southern                                                   250          6,156
   Unicom                                                     500         16,375
                                                                      ----------
                                                                         143,319
                                                                      ----------
ELECTRONICS -- 0.6%
   General Motors, Class H                                    200          9,825
                                                                      ----------
ENTERTAINMENT -- 0.3%
   King World Productions*                                    100          3,888
                                                                      ----------

================================================================================

--------------------------------------------------------------------------------
                                                                       Market
Description                                                Shares       Value
--------------------------------------------------------------------------------
FINANCIAL SERVICES -- 5.1%
   Allstate*                                                  770     $   31,666
   American Express                                           250         10,344
   Dean Witter Discover                                       250         11,750
   Travelers                                                  400         25,150
                                                                      ----------
                                                                          78,910
                                                                      ----------
FOOD, BEVERAGE & TOBACCO -- 1.1%
   CPC International                                          100          6,863
   IBP                                                        200         10,100
                                                                      ----------
                                                                          16,963
                                                                      ----------
GAS/NATURAL GAS -- 2.5%
   Coastal                                                    100          3,725
   National Fuel Gas                                          250          8,406
   Oneok                                                      100          2,287
   Panhandle Eastern                                          450         12,544
   Williams                                                   250         10,969
                                                                      ----------
                                                                          37,931
                                                                      ----------
HOUSEHOLD PRODUCTS -- 0.2%
   Clorox                                                      50          3,581
                                                                      ----------
INSURANCE -- 4.6%
   Cigna                                                      250         25,812
   Foundation Health*                                         100          4,300
   Loews                                                      100          7,837
   Old Republic International                                 350         12,425
   Providian                                                  350         14,263
   U.S. Life                                                  225          6,722
                                                                      ----------
                                                                          71,359
                                                                      ----------
MACHINERY -- 2.2%
   Cummins Engine                                             175          6,475
   Harnischfeger Industries                                   150          4,987
   Parker Hannifin                                            150          5,138
   Textron                                                    150         10,125
   Tyco International                                         200          7,125
                                                                      ----------
                                                                          33,850
                                                                      ----------
MEDICAL PRODUCTS & SERVICES -- 1.4%
   Becton Dickinson                                           250         18,750
   Vencor*                                                    100          3,250
                                                                      ----------
                                                                          22,000
                                                                      ----------
METALS & MINING -- 0.7%
   Asarco                                                     200          6,400
   Magma Copper*                                              150          4,181
                                                                      ----------
                                                                          10,581
                                                                      ----------
MISCELLANEOUS BUSINESS SERVICES -- 0.3%
   Flightsafety International                                 100          5,025
                                                                      ----------
OIL SERVICE - ENERGY -- 0.4%
   Tidewater                                                  175          5,513
                                                                      ----------
PAPER & PAPER PRODUCTS -- 2.5%
   Bowater                                                    125          4,438
   Champion International                                     250         10,500
   Federal Paper Board                                        200         10,375
   International Paper                                        150          5,681
   James River Corporation of Virginia                        100          2,412
   Temple-Inland                                              100          4,413
                                                                      ----------
                                                                          37,819
                                                                      ----------
PETROLEUM REFINING -- 10.2%
   Amoco                                                      350         25,156
   Exxon                                                      825         66,103
   Kerr-McGee                                                 150          9,525
   Mobil                                                      500         56,000
                                                                      ----------
                                                                         156,784
                                                                      ----------
PHOTOGRAPHIC EQUIPMENT
   & SUPPLIES -- 1.1%
   Eastman Kodak                                              250         16,750
                                                                      ----------
PRINTING & PUBLISHING -- 0.5%
   New York Times, Class A                                    100          2,962
   Washington Post, Class B                                    15          4,230
                                                                      ----------
                                                                           7,192
                                                                      ----------
RAILROADS -- 2.3%
   Conrail                                                    250         17,500
   CSX                                                        400         18,250
                                                                      ----------
                                                                          35,750
                                                                      ----------
RESTAURANTS -- 0.2%
   Wendys International                                       150          3,187
                                                                      ----------
RETAIL -- 3.2%
   Officemax *                                                400          8,950
   Sears Roebuck                                              400         15,600
   TJX Companies                                              700         13,212
   Tandy                                                      200          8,300
   Vons Companies *                                           100          2,825
                                                                      ----------
                                                                          48,887
                                                                      ----------
RUBBER & PLASTIC -- 0.3%
   Goodyear Tire & Rubber                                     100          4,537
                                                                      ----------
SPECIALTY MACHINERY -- 0.3%
   Tecumseh Products,  Class A                                 75          3,881
                                                                      ----------

STATEMENT OF NET ASSETS
================================================================================
Insurance Investment Products Trust -- December 31, 1995

INCOME EQUITY FUND
--------------------------------------------------------------------------------
                                                           Shares/     Market
Description                                              Face Amount    Value
--------------------------------------------------------------------------------
TELEPHONES & TELECOMMUNICATION -- 11.9%
   Alltel                                                     250     $    7,375
   Ameritech                                                  700         41,300
   Bellsouth                                                  800         34,800
   Cincinnati Bell                                            200          6,950
   GTE                                                        400         17,600
   MCI Communications                                         350          9,144
   NYNEX                                                      550         29,700
   Pacific Telesis                                            450         15,131
   Southern New England                                       300         11,925
   Worldcom*                                                  250          8,812
                                                                      ----------
                                                                         182,737
                                                                      ----------
Total Common Stock
   (Cost $1,246,871)                                                   1,512,671
                                                                      ----------
REPURCHASE AGREEMENT -- 2.3%
   Lehman Brothers
      5.470%, dated 12/29/95, matures
      01/02/96, repurchase price $35,751
      (collateralized by U.S. Treasury Note,
      7.375%, due 11/15/97, par value
      $35,181, market value $36,807)                      $35,729         35,729
                                                                      ----------
Total Repurchase Agreement
   (Cost $35,729)                                                         35,729
                                                                      ----------
Total Investments -- 100.8%
   (Cost $1,282,600)                                                   1,548,400
                                                                      ----------
OTHER ASSETS AND LIABILITIES -- (0.8)%
   Other Assets and Liabilities, Net                                     (12,509)
                                                                      ----------
NET ASSETS:
   Portfolio shares (unlimited
      authorization-no par value) based
      on 124,486 outstanding shares of
      beneficial interest                                              1,262,810
   Accumulated net realized gain on
      investments                                                          7,278
   Net unrealized appreciation of
      investments                                                        265,800
   Undistributed net investment income                                         3
                                                                      ----------
Total Net Assets -- 100.0%                                            $1,535,891
                                                                      ==========
   Net Asset Value, Offering Price and
      Redemption Price Per Share                                      $    12.34
                                                                      ==========

*Non-income producing security


INTERMEDIATE FIXED INCOME
FUND
--------------------------------------------------------------------------------
                                                            Face       Market
Description                                                Amount       Value
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 94.9%
   U.S. Treasury Bill
      5.330%, 01/18/96                                   $390,000     $  389,025
   U.S. Treasury Bond
      7.500%, 11/15/24                                     56,000         67,241
   U.S. Treasury Notes
      7.500%, 02/15/05                                    650,000        736,782
      5.880%, 11/15/05                                     20,000         20,444
   U.S. Treasury STRIPS
      0.000%, 08/15/00                                    100,000         21,976
                                                                      ----------
Total U.S. Treasury Obligations
   (Cost $1,141,620)                                                   1,235,468
                                                                      ----------
REPURCHASE AGREEMENT -- 4.7%
   Lehman Brothers
      5.540%, dated 12/29/95, matures
      01/02/96, repurchase price
      $62,008 (collateralized by U.S.
      Treasury Note, 5.625%, due
      10/31/97, par value $62,816,
      market value $63,829)                                61,970         61,970
                                                                      ----------
Total Repurchase Agreement
   (Cost $61,970)                                                         61,970
                                                                      ----------
Total Investments -- 99.6%
   (Cost $1,203,590)                                                   1,297,438
                                                                      ----------
OTHER ASSETS AND LIABILITIES -- 0.4%
   Other Assets and Liabilities, Net                                       4,878
                                                                      ----------
NET ASSETS:
   Portfolio shares (unlimited
      authorization-no par value) based
      on 119,267 outstanding shares of
      beneficial interest                                              1,205,243
   Accumulated net realized gain on
      investments                                                          3,224
   Net unrealized appreciation of
      investments                                                         93,848
   Undistributed net investment income                                         1
                                                                      ----------
Total Net Assets -- 100.0%                                            $1,302,316
                                                                      ==========
   Net Asset Value, Offering Price and
      Redemption Price Per Share                                      $    10.92
                                                                      ==========

STRIPS Separately Trading of Registered Interest and Principal of Securities

================================================================================

MONEY MARKET FUND
--------------------------------------------------------------------------------
                                                            Face
Description                                                Amount       Value
--------------------------------------------------------------------------------
GOVERNMENT BONDS -- 101.3%
   FFCB Discount Note
      5.760%, 01/23/96                                   $ 10,000     $    9,965
   FHLB Discount Note
      5.748%, 01/19/96                                    100,000         99,720
   FHLMC Discount Notes
      5.743%, 01/18/96                                    290,000        289,233
      5.543%, 02/16/96                                    210,000        208,546
                                                                      ----------
Total Government Bonds
   (Cost $607,464)                                                       607,464
                                                                      ----------
Total Investments -- 101.3%
   (Cost $607,464)                                                       607,464
                                                                      ----------
OTHER ASSETS AND LIABILITIES -- (1.3)%
   Other Assets and Liabilities, Net                                      (7,966)
                                                                      ----------
NET ASSETS:
   Portfolio shares (unlimited
      authorization-no par value) based
      on 599,500 outstanding shares of
      beneficial interest                                                599,500
   Accumulated net realized loss on
      investments                                                             (2)
                                                                      ----------
Total Net Assets -- 100.0%                                            $  599,498
                                                                      ==========
   Net Asset Value, Offering Price and
      Redemption Price Per Share                                      $     1.00
                                                                      ==========

FFCB       Federal Farm Credit Bank
FHLB       Federal Home Loan Bank
FHLMC      Federal Home Loan Mortgage Corporation


The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS
================================================================================
Insurance Investment Products Trust -- for the period ended December 31, 1995

                                                               -------------   -------

                                                               INTERNATIONAL
                                                                  GROWTH       GROWTH
                                                                  FUND(1)      FUND(1)
                                                               -------------   -------
INVESTMENT:
   Dividends                                                     $ 34,168      $ 16,828
   Interest                                                         2,637         2,242
   Less: Foreign taxes withheld                                    (3,333)           --
                                                                 --------      --------
   Total investment income                                         33,472        19,070
                                                                 --------      --------

EXPENSES:
   Management fees                                                  5,636         5,202
   Less management fees waived                                     (5,636)       (5,202)
   Expense reimbursement from management                          (45,438)      (24,406)
   Investment advisory fees                                         4,862         4,624
   Custody fees                                                    23,486         2,312
   Professional fees                                               14,116        16,845
   Printing fees                                                    3,176         3,543
   Wire agent fees                                                     66            74
   Registration fees                                                  445           505
   Trustees fees                                                    5,588         6,236
   Pricing fees                                                     6,141            26
   Miscellaneous fees                                                  27            35
   Amortization of deferred organizational costs                    1,768         1,768
                                                                 --------      --------

   Total expenses                                                  14,237        11,562
                                                                 --------      --------

NET INVESTMENT INCOME (LOSS)                                       19,235         7,508
                                                                 --------      --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) from security transactions             40,197        60,687
   Net realized loss on foreign currency contracts and
      foreign currency transactions                               (11,111)           --
   Net change in unrealized appreciation of investments            98,929       285,540
   Net change in unrealized depreciation of foreign currency
      and translation of other assets and liabilities in
      foreign currencies                                             (130)           --
                                                                 --------      --------

   Total net realized and unrealized gain (loss) on investments   127,885       346,227
                                                                 --------      --------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS             $147,120      $353,735
                                                                 ========      ========


(1) COMMENCED OPERATIONS ON FEBRUARY 10, 1995.
(2) COMMENCED OPERATIONS ON FEBRUARY 13, 1995.

The accompanying notes are an integral part of the financial statements.

================================================================================


                                                               ----------   -------  ------------ -------
                                                                                     INTERMEDIATE
                                                               AGGRESSIVE   INCOME      FIXED      MONEY
                                                                 GROWTH     EQUITY      INCOME     MARKET
                                                                 FUND(1)    FUND(1)    FUND(1)    FUND(2)
                                                               ----------   -------  ------------ -------
INVESTMENT:
   Dividends                                                     $    195   $ 36,466   $     --   $     --
   Interest                                                         3,491      3,798     66,452     32,557
   Less: Foreign taxes withheld                                        --         --         --         --
                                                                 --------   --------   --------   --------
   Total investment income                                          3,686     40,264     66,452     32,557
                                                                 --------   --------   --------   --------

EXPENSES:
   Management fees                                                  2,821      5,235      3,894      2,332
   Less management fees waived                                     (2,821)    (5,235)    (3,894)    (2,332)
   Expense reimbursement from management                          (14,098)   (23,833)   (22,979)   (12,213)
   Investment advisory fees                                         4,074      4,071      2,818        416
   Custody fees                                                     1,250      2,320      2,015      1,049
   Professional fees                                                8,855     16,700     14,385      6,939
   Printing fees                                                    1,930      3,580      3,047      1,546
   Wire agent fees                                                     42         75         63         32
   Registration fees                                                  261        512        485        245
   Trustees fees                                                    3,408      6,339      5,517      2,970
   Pricing fees                                                        14         23         23          6
   Miscellaneous fees                                                  18         38         31         18
   Amortization of deferred organizational costs                    1,768      1,768      1,768      1,768
                                                                 --------   --------   --------   --------

   Total expenses                                                   7,522     11,593      7,173      2,776
                                                                 --------   --------   --------   --------

NET INVESTMENT INCOME (LOSS)                                       (3,836)    28,671     59,279     29,781
                                                                 --------   --------   --------   --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) from security transactions             85,245     55,504     11,725         (2)
   Net realized loss on foreign currency contracts and
      foreign currency transactions                                    --         --         --         --
   Net change in unrealized appreciation of investments           169,918    265,800     93,848         --
   Net change in unrealized depreciation of foreign currency
      and translation of other assets and liabilities in
      foreign currencies                                               --         --         --         --
                                                                 --------   --------   --------   --------

   Total net realized and unrealized gain (loss) on investments   255,163    321,304    105,573         (2)
                                                                 --------   --------   --------   --------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS             $251,327   $349,975   $164,852   $ 29,779
                                                                 ========   ========   ========   ========




The accompanying notes are an integral part of the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
================================================================================
Insurance Investment Products Trust -- for the period ended December 31, 1995

                                                             -------------  -------
                                                             INTERNATIONAL
                                                                GROWTH      GROWTH
                                                                 FUND        FUND
                                                             -------------  -------
                                                                1995(1)     1995(1)
                                                             -------------  -------
OPERATIONS:
   Net investment income (loss)                             $   19,235  $    7,508
   Net realized gain (loss) from security and foreign
      currency transactions                                     29,086      60,687
   Net change in unrealized appreciation of investments
      and foreign currency transactions                         98,799     285,540
                                                            ----------  ----------
   Net increase in net assets resulting from operations        147,120     353,735
                                                            ----------  ----------

DIVIDENDS DISTRIBUTED FROM:
   Net investment income                                        (8,338)     (7,512)
   Net realized gains                                          (37,937)    (46,457)
                                                            ----------  ----------
   Total dividends distributed                                 (46,275)    (53,969)
                                                            ----------  ----------

CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares issued                               1,166,585   1,256,440
   Reinvestment of cash distributions                           46,275      53,968
   Cost of shares repurchased                                  (54,182)    (73,163)
                                                            ----------  ----------
   Increase in net assets derived from
      capital share transactions                             1,158,678   1,237,245
                                                            ----------  ----------
   Net increase in net assets                                1,259,523   1,537,011

NET ASSETS:
   Beginning of period                                               0           0
                                                            ----------  ----------
   End of period (3)                                        $1,259,523  $1,537,011
                                                            ==========  ==========

CAPITAL SHARE TRANSACTIONS:
   Capital shares outstanding at
      beginning of period                                            0           0
                                                            ----------  ----------
   Shares issued                                               116,356     122,847
   Shares issued in lieu of cash
      distributions                                              4,268       4,389
   Shares repurchased                                           (5,011)     (5,936)
                                                            ----------  ----------
Net increase in capital shares                                 115,613     121,300
                                                            ----------  ----------
Capital shares outstanding at
   end of period                                               115,613     121,300
                                                            ==========  ==========

(1) Commenced operations on February 10, 1995.

(2) Commenced operations on February 13, 1995.

(3) Including undistributed (distributions in excess of) net investment income of $395 for International Growth, $(4) for Growth, $13,038 for Aggressive Growth, $3 for Income Equity, $1 for Intermediate Fixed Income and $0 for Money Market at December 31, 1995.


The accompanying notes are an integral part of the financial statements.

================================================================================

                                                             ----------      -------   ------------ -------
                                                             AGGRESSIVE      INCOME    INTERMEDIATE  MONEY
                                                               GROWTH        EQUITY    FIXED INCOME  MARKET
                                                                FUND          FUND         FUND       FUND
                                                             ----------      -------   ------------ -------
                                                               1995(1)       1995(1)     1995(1)    1995(2)
                                                             ----------      -------   ------------ -------
OPERATIONS:
   Net investment income (loss)                                $ (3,836)   $   28,671  $   59,279  $   29,781
   Net realized gain (loss) from security and foreign
      currency transactions                                      85,245        55,504      11,725          (2)
   Net change in unrealized appreciation of investments
      and foreign currency transactions                         169,918       265,800      93,848          --
                                                               --------    ----------  ----------  ----------
   Net increase in net assets resulting from operations         251,327       349,975     164,852      29,779
                                                               --------    ----------  ----------  ----------

DIVIDENDS DISTRIBUTED FROM:
   Net investment income                                           (537)      (28,668)    (59,278)    (29,781)
   Net realized gains                                           (67,834)      (48,226)     (8,501)         --
                                                               --------    ----------  ----------  ----------
   Total dividends distributed                                  (68,371)      (76,894)    (67,779)    (29,781)
                                                               --------    ----------  ----------  ----------

CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares issued                                  756,416     1,382,248   1,232,195   1,065,614
   Reinvestment of cash distributions                            67,897        76,895      67,780       1,414
   Cost of shares repurchased                                  (183,555)     (196,333)    (94,732)   (467,528)
                                                               --------    ----------  ----------  ----------
   Increase in net assets derived from
      capital share transactions                                640,758     1,262,810   1,205,243     599,500
                                                               --------    ----------  ----------  ----------
   Net increase in net assets                                   823,714     1,535,891   1,302,316     599,498

NET ASSETS:
   Beginning of period                                                0             0           0           0
                                                               --------    ----------  ----------  ----------
   End of period (3)                                           $823,714    $1,535,891  $1,302,316  $  599,498
                                                               ========    ==========  ==========  ==========

CAPITAL SHARE TRANSACTIONS:
   Capital shares outstanding at
      beginning of period                                             0             0           0           0
                                                               --------    ----------  ----------  ----------
   Shares issued                                                 72,042       134,238     121,668   1,065,614
   Shares issued in lieu of cash
      distributions                                               5,420         6,485       6,383       1,414
   Shares repurchased                                           (14,337)      (16,237)     (8,784)   (467,528)
                                                               --------    ----------  ----------  ----------
Net increase in capital shares                                   63,125       124,486     119,267     599,500
                                                               --------    ----------  ----------  ----------
Capital shares outstanding at
   end of period                                                 63,125       124,486     119,267     599,500
                                                               ========    ==========  ==========  ==========



The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS
================================================================================
Insurance Investment Products Trust -- for the period ended December 31, 1995

For a Share Outstanding Throughout the Period





                                                   Distributions  Distributions
       Net Asset                   Net Realized and    From           From
         Value           Net          Unrealized        Net         Realized      Net Asset
       Beginning     Investment         Gain on     Investment       Capital      Value End
       of Period    Income (Loss)     Securities      Income          Gains       of Period
-------------------------------------------------------------------------------------------
-----------------------------
INTERNATIONAL GROWTH FUND (1)
-----------------------------
1995     $10.00         $0.17           $1.13        $(0.07)        $(0.34)          $10.89

---------------
GROWTH FUND (1)
---------------
1995     $10.00         $0.07           $3.07        $(0.07)        $(0.40)          $12.67

--------------------------
AGGRESSIVE GROWTH FUND (1)
--------------------------
1995     $10.00        $(0.06)          $4.30        $(0.01)        $(1.18)          $13.05

----------------------
INCOME EQUITY FUND (1)
----------------------
1995     $10.00         $0.25           $2.74        $(0.25)        $(0.40)          $12.34

----------------------------------
INTERMEDIATE FIXED INCOME FUND (1)
----------------------------------
1995     $10.00         $0.54           $0.99        $(0.54)        $(0.07)          $10.92

---------------------
MONEY MARKET FUND (2)
---------------------
1995      $1.00         $0.05              --        $(0.05)             --           $1.00

                                                                                                               Ratio of
                                                                                               Ratio of     Net Investment
                                                                                               Expenses     Income (Loss)
                                                                             Ratio of         to Average      to AVERAGE
                                                                           Net Investment     Net Assets      Net Assets
                                                               Ratio of        Income         (Excluding      (Excluding
                                                Net Assets     Expenses      (Loss) to         Waivers          Waivers    Portfolio
                                      Total       End of      to Average      Average         and Reim-        and Reim-    Turnover
                                     Return+      Period      Net Assets     Net Assets      bursements)      bursements)     Rate
------------------------------------------------------------------------------------------------------------------------------------
-----------------------------
INTERNATIONAL GROWTH FUND (1)
-----------------------------
1995                                  13.18%    $1,259,523     1.40%          1.88%            6.39%        (3.11)%            45%

---------------
GROWTH FUND (1)
---------------
1995                                  31.50%    $1,537,011     1.00%          0.65%            3.56%        (1.91)%            52%

--------------------------
AGGRESSIVE GROWTH FUND (1)
--------------------------
1995                                  42.87%      $823,714     1.20%        (0.61)%            3.90%        (3.31)%           128%

----------------------
INCOME EQUITY FUND (1)
----------------------
1995                                  30.30%    $1,535,891     1.00%          2.46%            3.50%        (0.04)%            47%

----------------------------------
INTERMEDIATE FIXED INCOME FUND (1)
----------------------------------
1995                                  15.67%    $1,302,316     0.70%          5.79%            3.32%          3.17%            42%

---------------------
MONEY MARKET FUND (2)
---------------------
1995                                   4.83%      $599,498     0.50%          5.36%            3.12%          2.74%            --

(1) Commenced operations on February 10, 1995. All ratios for the period have been annualized.

(2) Commenced operations on February 13, 1995. All ratios for the period have been annualized.

+ Total Return is for the period indicated and has not been annualized.


The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS
================================================================================
Insurance Investment Products Trust -- December 31, 1995

1. ORGANIZATION:

Insurance Investment Products Trust, (the "Trust") was organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1994. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with six funds: International Growth Fund, Growth Fund, Aggressive Growth Fund, Income Equity Fund and Intermediate Fixed Income Fund (the "Non-Money Market Funds"), and the Money Market Fund. The Funds' prospectus provides a description of each Funds investment objectives, policies and strategies. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. Shares of the Trust are currently offered only to National Home Life Assurance Company Separate Account V and C.M. Life Insurance Company, through the C.M. Multi-Account A.

         The Trust operates in an industry where the financial performance, and possibly the long-term viability, of a fund is dependent on, among other things, asset levels to create economies of scale. The growth expectations for Trust asset levels to date have not met management's expectations and management is considering various options to recommend to the Trust's Board of Trustees, including the liquidation of the Trust. The net assets value as of December 31, 1995, approximates the value per share that would be derived through a liquidation of the Trust at that date.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of significant accounting policies followed by the Trust.

         Security Valuation -- Investment securities of the "Non-Money Market Funds" which are listed on a securities exchange for which market quotations are available are valued by an independent pricing service at the last quoted sales price for such securities on each business day. If there is no such reported sale, these securities and unlisted securities for which market quotations are not readily available are valued at the most recently quoted bid price. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost. Foreign securities in the International Growth Fund are valued based upon quotations from the primary market in which they are traded.

         Investment securities of the Money Market Fund are stated at amortized cost which approximates market value. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.

         Security Transactions and Investment Income -- Security transactions are accounted for on the trade date of the security purchase or sale. Cost used in determining net realized capital gains and losses on the sale of securities are those of the specific securities sold, adjusted for the accretion and amortization of purchase discounts and premiums during the respective holding period which is calculated using the effective interest method. Interest income is recorded on the accrual basis. Dividend income is recorded on ex-dividend date.

         Repurchase Agreements -- Securities pledged as collateral for repurchase agreements are held by each Fund's custodian bank until maturity of the repurchase agreements. Provisions of the agreements ensure that the market value of the collateral, including interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

         Foreign Currency Translation -- The books and records of the International Growth Fund are maintained in U.S. dollars on the following basis:

          (I) market value of investment securities, assets and liabilities at the current rate of exchange; and

         (II) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

         The International Growth Fund does not isolate that portion of gains and losses on investments in equity securities which is due to changes in the for-

NOTES TO FINANCIAL STATEMENTS (Concluded)
================================================================================
Insurance Investment Products Trust -- December 31, 1995

eign exchange rates from that which is due to change in market prices of equity securities.

         The International Growth Fund reports certain foreign currency related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

         Forward Foreign Currency Contracts -- The International Growth Fund enters into forward foreign currency contracts as hedges against either specific transactions or fund positions. The aggregate principal amount of the contracts are not recorded as the International Growth Fund intends to settle the contracts prior to delivery. All commitments are "marked-to-market" daily at the applicable foreign exchange rate and any resulting unrealized gains or losses are recorded currently. The International Growth Fund realizes gains or losses at the time the forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the year will be recognized as ordinary income or loss for Federal income tax purposes.

         Expenses -- Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Trust are prorated to the Funds on the basis of relative net assets.

         Distributions to Shareholders -- The International Growth Fund declares and pays dividends from net investment income periodically. The Growth, Income Equity and Intermediate Fixed Income Funds declare and pay dividends from net investment income monthly. The Aggressive Growth Fund declares and pays dividends from net investment income quarterly. The Money Market Fund's distributions from net investment income are declared on a daily basis. Any net realized capital gains on sales of securities from the Funds are distributed to their shareholders at least annually.

         Federal Income Taxes -- It is the Trust's intention to qualify as a regulated investment company for Federal income tax purposes and distribute all of its taxable income and net capital gains. Accordingly, no provision for Federal income taxes is required.

         The Aggressive Growth Fund has reclassified $17,411 of accumulated net realized gains to undistributed net investment income. This reclassification, which has no impact on the net asset value of the Fund, is primarily attributable to certain differences in the computation of distributable income and capital gains under Federal Income Tax rules and regulations versus generally accepted accounting principles, and is designed to present the Fund's capital accounts on a tax basis.

         Use of Estimates in the Preparation of Financial Statements -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

3. ORGANIZATION COSTS AND TRANSACTIONS WITH AFFILIATES:

The Trust incurred organizational costs in connection with its start-up. These costs have been capitalized by the Trust and are being amortized over sixty months commencing with operations. In the event any of the initial shares of the Trust are redeemed by any holder thereof during the period that the Trust is amortizing its organizational costs, the redemption proceeds payable to the holder thereof by the Trust will be reduced by the unamortized organizational costs in the same ratio as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption. These costs include legal fees of approximately $1,400 for organizational work performed by a law firm of which an officer and trustee of the Trust is a partner.

         The Trust and SEI Financial Management Corporation ("SFM") are parties to a Management Agreement dated December 30, 1994, under which SFM provides management, administrative and shareholder services to the Funds for a fee calculated as a percentage of each Fund's average daily net assets at an annual rate of 0.55% for the International Growth Fund, 0.45% for the Growth, Aggressive Growth and Income Equity Funds, 0.38% for the Intermediate Fixed Income Fund and 0.42% for the Money Market Fund.

================================================================================

         SFM also serves as Adviser to the Non-Money Market Funds pursuant to an Investment Advisory Agreement dated December 30, 1994, under which SFM receives a fee calculated as a percentage of each Fund's average daily net assets at an annual rate of 0.475% for the International Growth Fund, 0.40% for the Growth Fund, 0.65% for the Aggressive Growth Fund, 0.35% for the Income Equity Fund and 0.275% for the Intermediate Fixed Income Fund. SFM may voluntarily waive a portion of its fee and reimburse the Trust, if necessary, in order to limit the total operating expenses of each Fund.

         Wellington Management Company ("WMC") serves as Adviser to the Money Market Fund pursuant to an agreement dated March 7, 1995, under which WMC receives a fee calculated as a percentage of the Money Market Fund's average daily net assets at an annual rate of 0.075% up to $500 million and 0.020% over $500 million. WMC may voluntarily waive a portion of its fee, if necessary, in order to limit the total operating expenses of the Money Market Fund.

         LSV Asset Management ("LSV"), Sub-Adviser to a portion of the assets of the Income Equity Fund is organized as a Delaware general partnership in which an affiliate of SFM owns a majority interest.

         State Street Bank & Trust Company acts as custodian of the International Growth Fund under an agreement dated December 30, 1994. CoreStates Bank, N.A. acts as the custodian of the Growth Fund, Aggressive Growth Fund, Income Equity Fund, Intermediate Fixed Income Fund and Money Market Fund under an agreement dated December 30, 1994. The custodians play no role in determining the investment policies of the Funds or which securities are to be purchased or sold in the Funds.

         Certain officers of the Trust are also officers of the Manager, Adviser and/or Distributor. Such officers are paid no fees by the Trust for serving as officers of the Trust.

4. SUB-ADVISORY AGREEMENTS:

Sub-Advisory services are provided to the Adviser for the International Growth Fund by Acadian Asset Management, Inc. and WorldInvest Limited, for the Growth Fund by Alliance Capital Management L.P. and IDS Advisory Group Inc., for the Aggressive Growth Fund by Pilgrim Baxter & Associates, LTD., for the Income Equity Fund by LSV, Mellon Equity Associates and Merus Capital Management, and for the Intermediate Fixed Income Fund by Western Asset Management Company. Under the terms of such agreements, the Sub-Advisers are entitled to receive a fee from the Adviser. Such a fee is computed daily and paid monthly. The Adviser is responsible for the supervision of, and payment of fees to, the Sub-Advisers in connection with their services.

5. INVESTMENT TRANSACTIONS:

During the period ended December 31, 1995, purchases of securities and proceeds from sales of securities, other than temporary investments in short-term securities, were as follows:

                                                                      Intermediate
              International                Aggressive      Income         Fixed
                 Growth         Growth       Growth        Equity        Income
               ----------    ----------   ------------   ----------    ----------
Purchases
  U.S.
  Government   $   --        $   --        $   --        $   --        $1,056,841
  Other         1,606,423     1,804,256     1,402,412     1,797,295        19,938
Sales
  U.S.
  Government   $   --        $   --        $   --        $   --        $  316,421
  Other           514,901       668,284       854,526       605,927        20,196

         At December 31, 1995, the total cost of securities and net realized gains or losses on securities sold for Federal income tax purposes was not materially different from amounts reported for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation for securities held by the "Non-Money Market Funds" at December 31, 1995 is as follows :

                                                                      Intermediate
              International                Aggressive      Income         Fixed
                 Growth        Growth        Growth        Equity        Income
               ----------    ----------    ----------    ----------    ----------
Aggregate gross
  unrealized
  appreciation   $138,560      $313,743      $203,742      $275,502       $93,853
Aggregate gross
  unrealized
  depreciation    (39,631)      (28,203)      (33,824)       (9,702)           (5)
                 --------      --------      --------      --------       -------
Net unrealized
  appreciation   $ 98,929      $285,540      $169,918      $265,800       $93,848
                 ========      ========      ========      ========       =======

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
================================================================================


TO THE SHAREHOLDERS AND TRUSTEES
         OF INSURANCE INVESTMENT PRODUCTS TRUST:

     We have audited the accompanying statements of net assets of International Growth, Growth, Aggressive Growth, Income Equity, Intermediate Fixed Income and Money Market Funds of Insurance Investment Products Trust (the "Trust") as of December 31, 1995, and the related statements of operations, changes in net assets and financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995, by correspondence with the custodians and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of International Growth, Growth, Aggressive Growth, Income Equity, Intermediate Fixed Income and Money Market Funds of Insurance Investment Products Trust as of December 31, 1995, the results of their operations, changes in their net assets, and financial highlights for the periods presented, in conformity with generally accepted accounting principles.


ARTHUR ANDERSEN LLP


Philadelphia, PA
February 9, 1996

NOTICE TO SHAREHOLDERS
================================================================================
December 31, 1995 (unaudited)


For taxpayers filing on a calendar year basis, this notice is for informational purposes only.

Dear Insurance Investment Products Trust Shareholders:

     For the fiscal year ended December 31, 1995, each fund is designating long term capital gains and exempt income with regard to distributions paid during the year as follows:

                           (A)              (B)
                        LONG TERM        ORDINARY             (C)                                 (E)
                      CAPITAL GAINS       INCOME             TOTAL              (D)               TAX
                      DISTRIBUTIONS    DISTRIBUTIONS     DISTRIBUTIONS       QUALIFYING          EXEMPT
     FUND              (TAX BASIS)      (TAX BASIS)       (TAX BASIS)       DIVIDENDS(1)        INTEREST
     ----              ----------       ----------         ----------       ------------       ----------
International Growth        0%              100%              100%                0%                 0%
Growth                      0%              100%              100%               24%                 0%
Agressive Growth            0%              100%              100%                0%                 0%
Income Equity               0%              100%              100%               39%                 0%
Intermediate Fixed Income   0%              100%              100%                0%                 0%
Money Market                0%              100%              100%                0%                 0%

 * Items (A) and (B) are based on a percentage of the fund's total distributions.

** Items (D) and (E) are based on a percentage of ordinary income distribution of the fund.

(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction.


Please consult your tax adviser for proper treatment of this information.

------------------------
INSURANCE INVESTMENT
------------------------
PRODUCTS TRUST
------------------------
ANNUAL REPORT
------------------------
December 31, 1995

Robert A. Nesher
Chairman

TRUSTEES
Richard F. Blanchard
William M. Doran
F. Wendell Gooch
Frank E. Morris
James M. Storey

OFFICERS
David G. Lee
President, Chief Executive Officer

Todd Cipperman
Vice President, Assistant Secretary

Robert B. Carroll
Vice President, Assistant Secretary

Kathryn L. Stanton
Vice President, Assistant Secretary

Joseph M. Lydon
Vice President, Assistant Secretary

Jeffrey A. Cohen
Controller, Chief Financial Officer

Sandra K. Orlow
Vice President, Assistant Secretary

Kevin P. Robins
Vice President, Assistant Secretary

Richard W. Grant
Secretary

INVESTMENT ADVISERS
SEI Financial Management Corporation
Wellington Management Company

MANAGER AND SHAREHOLDER SERVICING AGENT
SEI Financial Management Corporation

DISTRIBUTOR
SEI Financial Services Company

LEGAL COUNSEL
Sutherland Asbill & Breman

INDEPENDENT PUBLIC ACCOUNTANTS
Arthur Andersen LLP

This annual report and the financial statements contained herein are submitted for the general information of the contractholders and annuitants and must be preceded or accompanied by a current prospectus. The variable annuity is distributed by SEI Financial Services Company, 680 East Swedesford Road, Wayne, PA 19087 and issued by C.M. Life Insurance Company, 140 Garden Street, Hartford, CT 06154.

Variable annuity units are not deposits or obligations of, or guaranteed or endorsed by, any financial institution. Variable annuity units are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in variable annuity units involves risk, including the possible loss of the principal amount invested. Distributions made prior to age 59 1/2 may be subject to a tax penalty.

For more information call 1-800-DIAL-SEI/1-800-342-5734

TAP-F-007-01